VOYAGE REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	$ 317,220		$ 289,016		$ 297,141
Future Minimum Revenues [Abstract]
Capitalized cost	$ 1,000		1,100
Maximum [Member]
Future Minimum Revenues [Abstract]
Term of voyage contract	1 year
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	$ 283,007	[1]	259,978	[1]	257,495
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	34,213		$ 29,038		$ 39,646
Future Minimum Revenues [Abstract]
2020	27,932
2021	7,317
2022	0
Future minimum revenues	$ 35,249

[1]	Spot charter revenues for 2019 and 2018 are presented in accordance we ASC 606 Revenue from Contracts with Customers. The comparative information for 2017 has not been restated.